Cover	Mar. 07, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2024
Entity File Number	000-31293
Entity Registrant Name	EQUINIX, INC.
Entity Central Index Key	0001101239
Entity Tax Identification Number	77-0487526
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Lagoon Driv
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	598-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001
Title of 12(b) Security	Common Stock, $0.001
Trading Symbol	EQIX
Security Exchange Name	NASDAQ
0.250% Senior Notes due 2027
Title of 12(b) Security	0.250% Senior Notes due 2027
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
1.000% Senior Notes due 2033
Title of 12(b) Security	1.000% Senior Notes due 2033
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ